Investments in equity accounted units	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments Accounted For Using Equity Method Explanatory [Abstract]
Investments in equity accounted units
15 Investments in equity accounted units
Summary balance sheet (Rio Tinto share)

	2021 US$m	2020 US$m
Rio Tinto's share of assets
– Non-current assets	5,139	5,307
– Current assets	1,063	1,077
	6,202	6,384
Rio Tinto's share of liabilities
– Current liabilities	(788)	(785)
– Non-current liabilities	(1,910)	(1,835)
	(2,698)	(2,620)
Rio Tinto's share of net assets	3,504	3,764
Further details of investments in equity accounted units are set out in notes 34 and 35.
At 31 December 2021 and 2020, the Group had no investments in equity accounted units with shares listed on recognised stock exchanges.
At 31 December 2021, net debt of equity accounted units, excluding amounts due to Rio Tinto, was US$978 million (2020: US$931 million).